Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(9)	Income Taxes

The composition of income tax expense (benefit) for the years ended December 31, 2012, 2011, and 2010 are as follows:

(in thousands)	2012	2011	2010
Current:
Federal	$651	$374	$(837)
State	156	(214)	80

Total current	807	160	(757)

Deferred:
Federal	(197)	386	(2,091)
State	(64)	45	(239)

Total deferred	(261)	431	(2,330)

Total income tax expense (benefit)	$546	$591	$(3,087)

Applicable income tax (benefit) expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate for the reasons noted in the table for the years ended December 31, 2012, 2011, and 2010 are as follows:

	2012		2011		2010
(in thousands)	Amount	%	Amount	%	Amount	%
Income (loss) before provision for income tax expense (benefit)	$3,368		$3,448		$(6,639)

Tax at statutory Federal income tax rate	$1,145	34.00%	$1,172	34.00%	$(2,257)	34.00%
Tax-exempt income	(380)	(11.27)	(404)	(11.72)	(445)	6.70
State income tax, net of Federal tax benefit	61	1.81	(111)	(3.23)	(105)	1.58
Release of prior year over accrual	(371)	(11.01)	0	0.00	0	0.00
Other, net	91	2.70	(66)	(1.91)	(280)	4.22

Provision for income tax expense (benefit)	$546	16.23%	$591	17.14%	$(3,087)	46.50%

The components of deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are as follows:

(in thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$5,640	$5,248
Impairment of other real estate owned	2,774	2,734
Goodwill	2,483	2,831
Deferred taxes on pension	997	1,380
Nonaccrual loan interest	940	1,033
Core deposit intangible	904	883
Pension	450	276
Deferred compensation	36	27
Other	449	549

Total deferred tax assets	$14,673	$14,961

Deferred tax liabilities:
Available-for-sale securities	$2,088	$2,177
Premises and equipment	958	960
Mortgage servicing rights	908	791
Assets held for sale	110	109
FHLB stock dividend	100	100
Other	1	2

Total deferred tax liabilities	4,165	4,139

Net deferred tax asset	$10,508	$10,822

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these temporary differences at December 31, 2012 and, therefore, did not establish a valuation reserve.

At December 31, 2012, the accumulation of prior years’ earnings representing tax bad debt deductions of the Bank was $2,931,503. If these tax bad debt reserves were charged for losses other than bad debt losses, the Bank would be required to recognize taxable income in the amount of the charge. It is not contemplated that such tax-restricted retained earnings will be used in a manner that would create federal income tax liabilities.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. As a result of the lapse of the statue of limitations for the 2007 tax year, the Company recognized $340,351 of gross unrecognized tax benefits and $30,969 of accrued interest. This resulted in a decrease in the effective tax rate for the year ended December 31, 2011 compared to December 31, 2010. As of December 31, 2012 and 2011, respectively, the Company did not have any uncertain tax provisions.

A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

	2012	2011	2010
Unrecognized tax benefits as of January 1,	$0	$340,351	$562,076
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	0	0	0
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	0	0	0
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	0	0	0
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	0	(340,351)	(221,725)

Unrecognized tax benefits as of December 31,	$0	$0	$340,351